Transactions with Related Parties, Advances for Asset Acquisition to Related Party (Details) - Related Party [Member] - Seawolf Ventures Limited [Member] - USD ($) $ in Thousands		6 Months Ended
	Jun. 14, 2024	Jun. 30, 2024
Related Party Expenses [Abstract]
Percentage ownership of M/Y Para Bellvm	100.00%
Term of No-Shop Clause		1 month
Consideration paid for No-Shop LOI	$ 1,000